Consolidated Statements of Operations - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Revenues		$ 20,012,064
Cost of revenues		20,299,677
Gross profit		(287,613)
Operating expenses
Sales and marketing		22,721,423
General and administrative		32,974,231
Research and Development Expense		5,035,963
Total operating expenses		60,731,617
Loss from operations		(61,019,230)
Other Income (Expense):
Change in fair value of derivative warrant liabilities		(1,781,280)
Change in fair value of derivative liability		(208,000)
Interest income and other income		1,318
Interest expense, including amortization of debt issuance costs		(4,876,706)
Loss before income taxes		(67,883,898)
Income tax expense (benefit)		0
Net income (loss)		$ (67,883,898)
Basic and diluted net income per share		$ (16.40)
Weighted average shares outstanding, basic and diluted		4,139,275
ECP Environmental Growth Opportunities Corp
Operating expenses
General and administrative	$ 20	$ 4,975,594
Franchise tax expense	0	178,937
Loss from operations	(20)	(5,154,531)
Other Income (Expense):
Offering costs allocated to derivative warrant liabilities	0	(750,743)
Offering costs on Founder Shares issued to related party	0	(1,249,759)
Interest and dividends earned on marketable securities held in Trust Account	0	33,673
Change in fair value of derivative warrant liabilities	0	11,741,349
Fair Value Adjustment Of Forward Purchase Agreement	0	1,333,461
Income tax expense (benefit)		0
Net income (loss)	(20)	5,953,450
Class A Redeemable Common Stock | ECP Environmental Growth Opportunities Corp
Other Income (Expense):
Net income (loss)	$ 0	$ 4,660,201
Basic and diluted net income per share	$ 0.00	$ 0.15
Weighted average shares outstanding, basic and diluted	0	30,624,658
Class B Non Redeemable Common Stock [Member] | ECP Environmental Growth Opportunities Corp
Other Income (Expense):
Net income (loss)	$ (20)	$ 1,293,249
Basic and diluted net income per share	$ 0.00	$ 0.15
Weighted average shares outstanding, basic and diluted	7,500,000	8,498,630